CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Cash flows from operating activities:
Net (loss) income	$ (93,722,000)	$ 2,764,012,000	$ (849,205,000)	$ (399,839,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation			83,000	175,000
Depreciation	3,604,000	5,864,000	9,716,000	12,666,000
Amortization of intangible assets	39,824,000	34,378,000	96,359,000	151,752,000
Change in bad debt reserve	294,000	24,000	(42,000)	184,000
Deferred income tax (benefit) provision	(23,140,000)	66,234,000	5,759,000	(415,000)
Non-cash interest expense	671,000	2,407,000	5,687,000	5,555,000
Impairment of goodwill and intangible assets		332,376,000	440,598,000	16,094,000
Non-cash reorganization items, net		(3,353,326,000)
Impairment of note receivable				3,181,000
Impairment of note receivable from related parties			5,367,000
Fair value adjustment on warrants	(2,900,000)
Unrealized loss on derivative instruments		5,000	4,062,000	2,284,000
Loss on disposition of assets	137,000		104,000	366,000
Right-of-use assets	2,690,000	1,594,000
Changes in current assets and liabilities:
Purchase of derivative instruments				(2,418,000)
Accounts receivable	(103,385,000)	116,478,000	23,678,000	13,310,000
Prepaid expenses and other assets	(6,394,000)	66,000	(2,547,000)	(1,707,000)
Accounts payable	(31,000)	(7,909,000)	(6,581,000)	6,279,000
Accrued expenses and non-current liabilities	21,190,000	145,811,000	250,694,000	221,496,000
Lease liability	(3,272,000)	(2,332,000)
Deferred revenue	172,614,000	(101,765,000)	(21,145,000)	(18,904,000)
Net cash used in operating activities	8,180,000	3,917,000	(37,413,000)	10,059,000
Cash flows from investing activities:
Purchases of property and equipment	(2,326,000)	(3,105,000)	(10,353,000)	(14,142,000)
Internal use software development costs	(2,126,000)	(3,819,000)	(7,047,000)	(8,410,000)
Net cash provided by investing activities	(4,452,000)	(6,924,000)	(17,400,000)	(22,552,000)
Cash flows from financing activities:
Borrowings under DIP Facility		60,000,000
Borrowings under Exit Facility		50,000,000
Debt issuance costs associated with DIP and Exit Facilities		(19,524,000)
Distribution to parent company				(2,771,000)
Principal repayments of capital lease obligations	(414,000)	(532,000)	(756,000)
Repayments of accounts receivable facility, net of borrowings	32,049,000	35,787,000	(9,798,000)	(61,942,000)
Borrowings under revolving line of credit, net of repayments		19,500,000	55,400,000	(26,600,000)
Principal payments on First and Second Lien Term Loans			(6,641,000)	(4,938,000)
Net cash provided by financing activities	(32,463,000)	73,657,000	57,801,000	27,633,000
Effect of exchange rate changes on cash and cash equivalents	863,000	(2,139,000)	348,000	(535,000)
Net Change in Cash	(27,872,000)	68,511,000	3,336,000	14,605,000
Cash, cash equivalents and restricted cash, beginning of period	102,315,000	33,804,000	30,468,000	15,863,000
Cash, cash equivalents and restricted cash, end of period	74,443,000	102,315,000	33,804,000	30,468,000
Supplemental disclosure of cash flow information:
Cash and cash equivalents	71,479,000	92,009,000	18,799,000	15,584,000
Restricted cash	2,964,000	10,306,000	15,005,000	14,884,000
Cash, cash equivalents and restricted cash, end of period	74,443,000	102,315,000	33,804,000	30,468,000
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Cash paid for interest	18,908,000		175,748,000	167,670,000
Cash paid for income taxes, net of refunds	2,336,000	913,000	(2,069,000)	3,421,000
Unpaid capital expenditures	166,000	1,039,000	$ 170,000	889,000
Note issued to parent entity for paid in kind interest		160,000,000		$ 50,000,000
Lease liabilities arising from right-of-use assets and tenant improvements recognized upon adoption of new accounting standard		$ 19,415,000
Modification of warrants and Class B common stock	$ 7,400,000